Organization And Description Of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1.    Organization and Description of Business.

Catalyst Pharmaceutical Partners, Inc. (the Company) is a development-stage specialty pharmaceutical company focused on the development and commercialization of prescription drugs targeting diseases and disorders of the central nervous system with a focus on the treatment of addiction and epilepsy.

The Company has incurred operating losses in each period from inception through March 31, 2012. The Company has been able to fund its cash needs to date through an initial funding from its founders, four private placements, an initial public offering (IPO), a government grant and five registered direct equity offerings via shelf registrations statements to institutional investors. See Note 9.

Capital Resources

The Company is currently involved in the following product development activities: (i) the Company is jointly conducting with the National Institute of Drug Abuse (NIDA) and the Veterans Administration (VA) a U.S. Phase II(b) clinical trial evaluating CPP-109 for the treatment of cocaine addiction (and, based on current information, the Company expects to obtain top line results from this trial early in the first quarter of 2013); and (ii) the Company is conducting a Phase I(a) clinical study evaluating the safety of CPP-115 in healthy volunteers (and, based on current information, the Company expects to obtain the results from this trial during the second quarter of 2012). Further, based on currently available information, the Company also estimates that it has sufficient working capital to support its operations through the end of the first quarter of 2013. The Company will require additional capital to fund clinical and pre-clinical studies of CPP-109 and CPP-115 other than those described above and to support the Company's operations in periods after the first quarter of 2013.

Subsequent to quarter end, the Company filed a Registration Statement on Form S-1 to register for sale 10,500,000 units of its securities, with each unit consisting of one share of the Company's common stock and a warrant to purchase up to one-half of a share of the Company's common stock. The Company's registration statement became effective on May 7, 2012. To date, no shares of common stock or warrants to purchase shares of common stock have been sold under the Company's Form S-1 registration statement. See Note 12.

The Company may raise in the future additional required funds through public or private equity offerings (including through its recently filed Form S-1 registration statement and its 2010 Shelf Registration Statement described in Note 9 below), debt financings, corporate collaborations, governmental research grants or other means. The Company may also seek to raise new capital to fund additional product development efforts, even if it has sufficient funds for its planned operations. Any sale by the Company of additional equity or convertible debt securities could result in dilution to the Company's current stockholders. There can be no assurance that any such required additional funding will be available to the Company at all or available on terms acceptable to the Company. Further, to the extent that the Company raises additional funds through collaborative arrangements, it may be necessary to relinquish some rights to the Company's technologies or grant sublicenses on terms that are not favorable to the Company. If the Company is not able to secure additional funding when needed, the Company may have to delay, reduce the scope of, or eliminate one or more research and development programs, which could have an adverse effect on the Company's business.

1.    Organization and Description of Business

Catalyst Pharmaceutical Partners, Inc. (the "Company") is a development-stage specialty pharmaceutical company focused on the development and commercialization of prescription drugs targeting diseases and disorders of the central nervous system with a focus on the treatment of addiction and epilepsy. The Company was incorporated in Delaware in July 2006. It is the successor by merger to Catalyst Pharmaceutical Partners, Inc., a Florida corporation ("CPP-Florida"), which commenced operations in January 2002.

The Company has incurred operating losses in each period from inception through December 31, 2011. The Company has been able to fund its cash needs to date through an initial funding from its founders, four private placements, an initial public offering ("IPO"), a government grant and five registered direct offerings via shelf registration statements to institutional investors. See Note 11.

Merger

On September 7, 2006, the Company completed a merger with CPP-Florida in which CPP-Florida was merged with and into the Company and all of CPP-Florida's assets, liabilities and attributes were transferred to the Company by operation of law. Prior to the merger, the Company was a wholly-owned subsidiary of CPP-Florida. The merger was effected to reincorporate the Company in Delaware.

After the merger, holders of CPP-Florida common stock held an equal number of shares of the Company's common stock, holders of CPP-Florida Series A preferred stock held an equal number of shares of the Company's Series A Preferred Stock and holders of CPP-Florida Series B Preferred Stock held an equal number of shares of the Company's Series B Preferred Stock.

Shares of CPP-Florida common and preferred stock had a par value of $0.01 per share. Shares of the Company's common and preferred stock have a par value of $0.001 per share. An adjustment was made to capital stock and additional paid-in capital during 2006 to reflect this change. Upon closing of the IPO, all the outstanding shares of preferred stock were converted into shares of common stock.

Capital Resources

In June 2008, the Company filed a registration statement on Form S-3 (the 2008 Shelf Registration Statement) in order to be able to sell up to $30,000,000 of its authorized but unissued common stock through future offerings. During September 2008, the Company sold 1,488,332 shares of its common stock under the 2008 Shelf Registration Statement at a price of $3.00 per share and received gross proceeds of approximately $4.5 million before commissions and incurred expenses of approximately $377,000. During October 2009, the Company sold 3,973,000 shares of its common stock under the 2008 Shelf Registration Statement at a price of $1.00 per share and received gross proceeds of approximately $4.0 million before underwriting commissions and incurred expenses of approximately $275,000. During August 2010, the Company sold 1,351,352 shares of its common stock under the 2008 Shelf Registration Statement at a price of $1.11 per share and received gross proceeds of approximately $1.5 million before incurred expenses of approximately $44,000. The 2008 Shelf Registration Statement expired on June 26, 2011, and the Company can no longer sell any shares under this shelf registration statement.

In December 2010, the Company filed a registration statement on Form S-3 (the 2010 Shelf Registration Statement) in order to be able to sell up to $30,000,000 of its authorized but unissued common stock and warrants to purchase common stock through future offerings. During March 2011, the Company sold 2,259,943 shares of its common stock under the 2010 Shelf Registration Statement at a price of $1.12 per share and received gross proceeds of approximately $2.5 million before underwriting commissions and incurred expenses of approximately $300,000. During October 2011, the Company sold 3,046,740 shares of the Company's common stock together with common stock purchase warrants to purchase 1,523,370 shares of the Company's common stock at a price of $1.15 per share and corresponding warrant and received gross proceeds of approximately $3.5 million before underwriting commissions and other expenses totaling approximately $305,000. The Company has approximately $21.3 million of authorized but unissued common stock and common stock purchase warrants available for future offerings under the 2010 Shelf Registration Statement. See Note 11.

In November 2010, the Company was notified that it had been certified to receive a cash grant aggregating $488,958 under the Qualifying Therapeutic Discovery Projects Program (section 48D of the Internal Revenue Code). The grant related to two qualifying therapeutic projects, CPP-109 for the treatment of stimulant dependence and CPP-115 for the treatment of epilepsy and stimulant dependence. Of these funds, $354,933 were received in November 2010 and $134,025 were received in February 2011.

While there can be no assurance, the Company currently believes that it has sufficient resources to complete its currently ongoing clinical studies and trials and to support its operations through the first quarter of 2013. The Company will require additional capital to fund additional clinical and pre-clinical studies of CPP-109 and CPP-115 that may be required to file New Drug Applications ("NDA") with the U.S. Food and Drug Administration ("FDA") and to support the Company's operations in periods after the first quarter of 2013.

In addition to the filing of the above described shelf registration statements, the Company may raise the additional funds required through public or private equity offerings, debt financings, corporate collaborations, governmental research grants or other means. The Company may also seek to raise new capital to fund additional product development efforts, even if it has sufficient funds for its planned operations. Any sale by the Company of additional equity or convertible debt securities could result in dilution to the Company's current stockholders. There can be no assurance that any such required additional funding will be available to the Company at all or available on terms acceptable to the Company. Further, to the extent that the Company raises additional funds through collaborative arrangements, it may be necessary to relinquish some rights to the Company's technologies or grant sublicenses on terms that are not favorable to the Company. If the Company is not able to secure additional funding when needed, the Company may have to delay, reduce the scope of, or eliminate one or more research and development programs, which could have an adverse effect on the Company's business.